Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 946	$ 825	$ 2,108
Trade and other receivables	1,093	1,167
Other financial assets - current	492	533
Other financial assets - non-current	97	74
Current indebtedness	(120)	(579)
Trade payables	(177)	(265)
Accruals	(609)	(801)
Other financial liabilities - current	(132)	(434)
Long-term indebtedness	(3,699)	(2,676)
Other financial liabilities - non-current	(250)	(256)
Total	(2,359)	(2,412)
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	291	335
Trade and other receivables	1,093	1,167
Other financial assets - current	56	98
Other financial assets - non-current	38	45
Current indebtedness	(120)	(579)
Trade payables	(177)	(265)
Accruals	(609)	(801)
Other financial liabilities - current	(130)	(365)
Long-term indebtedness	(3,699)	(2,676)
Other financial liabilities - non-current	(245)	(253)
Total	(3,502)	(3,294)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	655	490
Other financial assets - current	436	435
Other financial liabilities - current	(2)	(7)
Other financial liabilities - non-current	(5)	(3)
Total	1,084	915
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	42	29
Total	42	29
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	17
Other financial liabilities - current		(62)
Total	$ 17	$ (62)